Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018		Mar. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income before attribution of noncontrolling interests		¥ 737,605	¥ 1,253,996	[1]	¥ 178,090	[1]
Other comprehensive income (loss), net of tax (Note 20):
Net unrealized gains on investment securities	[2]	88,180	230,308		12,961
Net debt valuation adjustments		9,729	(2,178)		(8,552)
Net unrealized losses on derivatives qualifying for cash flow hedges		(4,890)	(7,025)		(13,245)
Defined benefit plans (Note 13)		(88,940)	109,838		103,572
Foreign currency translation adjustments		(42,212)	(104,778)		(143,210)
Total		(38,133)	226,165		(48,474)
Comprehensive income		699,472	1,480,161		129,616
Net income (loss) attributable to noncontrolling interests		18,960	25,836		(24,590)
Other comprehensive income (loss) attributable to noncontrolling interests		21,209	1,320		(24,765)
Comprehensive income attributable to Mitsubishi UFJ Financial Group		¥ 659,303	¥ 1,453,005		¥ 178,971

[1]	The reclassification of certain items on the consolidated balance sheets resulted in reclassification of the consolidated statements of cash flows for the fiscal years ended March 31, 2017 and 2018, respectively. See Note 1 Reclassifications for further information.
[2]	Included unrealized gains (losses) related to only debt securities for the fiscal year ended March 31, 2019.